CMA

CMA Money Fund

--------------------------------------------------------------------------------
Annual Report

March 31, 1998
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[Logo] Merrill Lynch

DEAR SHAREHOLDER:

For the year ended March 31, 1998, CMA Money Fund paid shareholders a net annualized dividend of 5.26%.* As of March 31, 1998, the Fund's 7-day yield was 5.05%.

The average portfolio maturity for CMA Money Fund at March 31, 1998 was 76 days, compared to 82 days at September 30, 1997.

The Environment

The six months ended March 31, 1998 were positive for most capital markets worldwide, despite periods of volatility. Investors continued to focus on the impact that the financial crisis in Asia would have on economic growth worldwide. In the United States, sentiment fluctuated between a variety of outlooks. At times, US stock and bond prices reflected expectations that the slowdown in Asian economic growth would lead to a sharp decline in US business activity and, ultimately, a deflationary environment. The deterioration of economic conditions in Japan was of particular concern. During other periods, US investors appeared to expect that the positive trends of a moderately expanding economy, declining unemployment, enhanced productivity and corporate profits growth would continue, unimpeded by the developments in Asia. To date, there have been only a few signs that Asia's troubles are influencing US economic activity.

The Federal Open Market Committee did not change monetary policy at its meeting in early February. Subsequently, in his Humphrey-Hawkins testimony before Congress, Federal Reserve Board Chairman Alan Greenspan indicated that monetary policy might remain steady for some time. This raised concerns among those US bond investors who had expected imminent monetary policy easing. However, subsequent data releases suggested that US economic growth would remain moderate, which stabilized the bond market. Our overall approach to the market throughout the period was relatively constructive, as we expected the offsetting forces of domestic growth and weakness in the Pacific Rim to produce a steady monetary policy.

As 1998 progresses, it is likely that investor focus will remain on developments in Asia, their potential impact on the US economy, and the Federal Reserve Board's response to them.

The Fund's portfolio composition at the end of the March period and as of our last report to shareholders is detailed below:

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

                                        3/31/98     9/30/97
                                        -------     -------

Bank Notes ............................    4.7%        7.2%
Certificates of Deposit ...............    2.0         1.7
Certificates of Deposit--European .....    1.1         3.6
Certificates of Deposit--Yankee* ......    7.5         7.6
Commercial Paper ......................   46.1        45.9
Corporate Notes .......................    6.0         9.3
Funding Agreements ....................    1.0         0.8
Master Notes ..........................    1.6         1.9
Medium-Term Notes .....................    4.5         1.0
Repurchase Agreements .................    0.2         0.9
US Government Obligations--
Discount Notes ........................    4.6         2.9
US Government & Agency
Obligations--Non-Discount Notes .......   20.7        18.8
Other Assets Less Liabilities/
Liabilities in Excess of Other Assets .     --        (1.6)
                                        -------     -------
Total .................................  100.0%      100.0%
                                        =======     =======

*     US branches of foreign banks.

In Conclusion

We appreciate your continued support of CMA Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Kevin J. McKenna

Kevin J. McKenna
Senior Vice President and
Senior Portfolio Manager

May 6, 1998

CMA MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)

None of the ordinary income distributions paid daily by CMA Money Fund during the fiscal year ended March 31, 1998 qualify for the dividends-received deduction for corporations. Additionally, on June 13, 1997, the Fund distributed long-term capital gains of $.0000145 per share.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal Obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Listed below are the percentages of total assets of the Fund invested in Federal Obligations as of the end of each quarter of the fiscal year:

--------------------------------------------------------------------------------
                                                             Federal
    For the Quarter Ended                                  Obligations*
--------------------------------------------------------------------------------
    June 30, 1997 ..........................................  10.57%
    September 30, 1997 .....................................  10.17%
    December 31, 1997 ......................................  11.45%
    March 31, 1998 .........................................  12.86%
--------------------------------------------------------------------------------

Of the Fund's ordinary income dividends paid during the fiscal year ended March 31, 1998, 10.40% was attributable to Federal Obligations. In calculating the foregoing percentages, expenses of the Fund have been allocated on a pro rata basis.

Please retain this information for your records.

* For purposes of this calculation, Federal Obligations include US Treasury Notes, US Treasury Bills and US Treasury Bonds. Also included are obligations issued by the following agencies: Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal Home Loan Banks, and the Student Loan Marketing Association. Repurchase Agreements are not included in this calculation.

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998                      (IN THOUSANDS)

                                 Face    Interest   Maturity     Value
    Issue                       Amount     Rate*      Date     (Note 1a)
    --------------------------------------------------------------------
                                Bank Notes--4.7%
    --------------------------------------------------------------------
    American Express           $ 50,000   5.644+%  12/04/98  $    50,000
    Centurion Bank               25,000   5.646+    1/04/99       25,000
                                 25,000   5.648+    1/05/99       25,000
                                 50,000   5.638+    3/16/99       50,000
    --------------------------------------------------------------------
    The Bank of New York         20,500   6.10      5/22/98       20,506
                                 99,000   6.00      6/11/98       99,021
                                 64,000   5.94      6/30/98       64,011
                                 95,000   5.85      8/20/98       94,998
    --------------------------------------------------------------------
    BankBoston N.A.              50,000   5.56      4/08/98       49,999
                                100,000   5.62+     1/11/99       99,970
    --------------------------------------------------------------------
    Comerica Bank, Detroit      100,000   5.582+    2/02/99       99,967
    --------------------------------------------------------------------
    FCC National Bank            50,000   5.70      1/07/99       49,942
                                 50,000   5.55+     2/23/99       49,969
    --------------------------------------------------------------------
    First National Bank of       80,000   5.52      2/16/99       79,768
    Chicago                     120,000   5.55+     2/23/99      119,926
                                 54,000   5.63      3/16/99       53,889
    --------------------------------------------------------------------
    First Tennessee Bank         20,000   6.08      6/05/98       20,006
    N.A., Memphis                50,000   5.505+    2/09/99       49,961
    --------------------------------------------------------------------
    Harris Trust & Savings       50,000   5.54      4/22/98       50,000
    --------------------------------------------------------------------
    Huntington National         100,000   5.574+    1/20/99       99,960
    Bank (Columbus)
    --------------------------------------------------------------------
    KeyBank N.A.                 75,000   5.62+     5/06/98       74,997
                                 25,000   5.60+     8/20/98       24,993
    --------------------------------------------------------------------
    KeyBank of New York         100,000   5.60+     6/26/98       99,984
    --------------------------------------------------------------------
    LaSalle National Bank,       25,000   5.79      7/31/98       24,995
    Chicago                      25,000   5.81      7/31/98       24,996
    --------------------------------------------------------------------
    Morgan Guaranty              89,000   5.955     6/22/98       89,014
    Trust Co. of NY
    --------------------------------------------------------------------
    NationsBank N.A.             50,000   5.51      4/14/98       49,998
                                 50,000   5.68+     1/08/99       50,000
    --------------------------------------------------------------------
    Northern Trust Company       70,000   5.96      6/17/98       70,011
    --------------------------------------------------------------------
    PNC Bank N.A.               150,000   5.60+    10/01/98      149,949
    --------------------------------------------------------------------
    SouthTrust Bank N.A.         50,000   5.58+     3/25/99       49,981
    --------------------------------------------------------------------
    Sun Trust Co. Bank,         100,000   5.80      7/24/98       99,982
    Atlanta
    --------------------------------------------------------------------
    US Bank N.A.                 94,000   5.583+    8/28/98       93,979
                                100,000   5.578+    9/16/98       99,973
                                100,000   5.558+   11/16/98       99,954
    --------------------------------------------------------------------
    US National Bank of          55,000   5.665+    4/14/98       54,999
    Oregon
    --------------------------------------------------------------------
    Total Bank Notes (Cost--$2,409,821) ....................   2,409,698
    --------------------------------------------------------------------
                          Certificates of Deposit--2.0%
    --------------------------------------------------------------------
    Bank of America              50,000   5.93      6/24/98       50,006
    N.T. & S.A.                  50,000   5.82      7/17/98       49,994
    --------------------------------------------------------------------
    Chase Manhattan Bank,        24,500   5.59      6/10/98       24,499
    USA, N.A.                    50,000   5.87      7/21/98       50,004
    --------------------------------------------------------------------
    CoreStates Bank N.A.         50,000   5.638     6/26/98       49,998
                                 50,000   5.625    10/16/98       49,994
                                 50,000   5.638    12/10/98       49,997
                                 25,000   5.638    12/18/98       24,998
    --------------------------------------------------------------------
    Harris Trust &               50,000   5.54      4/13/98       50,000
    Savings
    --------------------------------------------------------------------
    Morgan Guaranty             325,000   5.80      7/28/98      324,966
    Trust Co. of NY
    --------------------------------------------------------------------
    National City Bank,          50,000   5.578+    2/05/99       49,979
    Ohio                         50,000   5.578+    3/08/99       49,977
    --------------------------------------------------------------------
    National City Bank,          25,000   5.578+    2/05/99       24,990
    Indiana
    --------------------------------------------------------------------
    National City Bank,          25,000   5.574     1/20/99       24,990
    Kentucky
    --------------------------------------------------------------------
    NationsBank N.A.            129,000   5.55      2/09/99      128,683
                                 21,000   5.55      2/10/99       20,948
    --------------------------------------------------------------------
    Total Certificates of Deposit (Cost--$1,024,309) .......   1,024,023
    --------------------------------------------------------------------
                     Certificates of Deposit--European--1.1%
    --------------------------------------------------------------------
    ABN AMRO Bank               100,000   5.55      4/09/98      100,000
    N.V., London
    --------------------------------------------------------------------
    Abbey National              100,000   5.753     3/30/99       99,916
    Treasury Services
    PLC, London
    --------------------------------------------------------------------
    Banco de Santander,          25,000   5.56      4/15/98       25,000
    S.A., London                 50,000   5.57      4/17/98       50,000
    --------------------------------------------------------------------
    Bank Brussels Lambert,       25,000   5.53      4/02/98       25,000
    London
    --------------------------------------------------------------------
    Bank of Scotland,            50,000   5.905     8/18/98       50,015
    London
    --------------------------------------------------------------------
    Barclays Bank PLC,           45,000   6.08      6/15/98       45,018
    London
    --------------------------------------------------------------------
    Lloyds Bank PLC, London      15,000   5.91      9/04/98       15,004
    --------------------------------------------------------------------
    NationsBank N.A.,            50,000   5.54     11/09/98       49,950
    London
    --------------------------------------------------------------------
    Rabobank Nederland,          20,000   5.88      7/13/98       20,002
    N.V., London
    --------------------------------------------------------------------
    Societe Generale, London     33,000   5.53      6/25/98       32,992
    --------------------------------------------------------------------
    Sudwestdeutsche              25,000   5.56      4/14/98       24,999
    Landesbank Girozentrale,     20,000   5.56      6/23/98       19,997
    London
    --------------------------------------------------------------------
    Total Certificates of Deposit--European
    (Cost--$558,018) .......................................     557,893
    --------------------------------------------------------------------
                      Certificates of Deposit--Yankee--7.5%
    --------------------------------------------------------------------
    ABN AMRO Bank               209,000   5.77      7/28/98      208,958
    N.V., Chicago
    --------------------------------------------------------------------
    ABN AMRO Bank                25,000   6.03      6/11/98       25,007
    N.V., NY                     30,000   5.93      6/19/98       30,004
                                 90,000   5.69      3/05/99       89,876
    --------------------------------------------------------------------
    Australia & New              40,000   5.52      4/20/98       39,999
    Zealand Banking
    Group Ltd., NY
    --------------------------------------------------------------------
    Banque Nationale            125,000   5.58      4/06/98      125,000
    de Paris, San Francisco      50,000   5.57      4/09/98       50,000
                                 25,000   5.57      4/16/98       25,000
    --------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)          (IN THOUSANDS)

                                 Face    Interest   Maturity     Value
    Issue                       Amount     Rate*      Date     (Note 1a)
    --------------------------------------------------------------------
                   Certificates of Deposit--Yankee (concluded)
    --------------------------------------------------------------------
    Barclays Bank PLC, NY      $ 55,000   5.94 %    6/30/98  $    55,010
                                 50,000   5.56      2/25/99       49,882
                                250,000   5.645     3/02/99      249,554
                                 50,000   5.635     3/12/99       49,908
    --------------------------------------------------------------------
    Bayerische Hypotheken-      100,000   5.73     10/09/98       99,950
    und Wechsel-Bank, NY         86,000   5.72     10/13/98       85,952
                                 64,000   5.65      2/26/99       63,899
    --------------------------------------------------------------------
    Bayerische                  100,000   6.20      4/21/98      100,020
    Landesbank                   76,000   5.86      7/17/98       76,003
    Girozentrale, NY            124,000   5.528+    3/23/99      123,875
    --------------------------------------------------------------------
    Bayerische Vereinsbank       80,000   5.70     10/06/98       79,948
    AG, NY                       45,000   5.71     10/06/98       44,973
                                161,000   5.70      1/07/99      160,873
                                 14,000   5.60      2/02/99       13,971
    --------------------------------------------------------------------
    Canadian Imperial           100,000   5.79     10/06/98       99,979
    Bank of Commerce, NY         50,000   5.55      2/10/99       49,877
                                 50,000   5.635     3/02/99       49,906
    --------------------------------------------------------------------
    Credit Suisse First         100,000   6.265     4/08/98      100,009
    Boston, NY                   30,000   5.71      3/11/99       29,965
    --------------------------------------------------------------------
    Deutsche Bank AG, NY         11,000   6.20      4/08/98       11,001
                                 50,000   5.50      4/13/98       49,998
                                115,000   5.95      6/16/98      115,018
                                 85,000   5.71     10/07/98       84,949
                                 80,000   5.62      2/26/99       79,853
                                 20,000   5.65      3/01/99       19,965
    --------------------------------------------------------------------
    Generale Bank, NY            50,000   5.58      4/09/98       50,000
    --------------------------------------------------------------------
    Landesbank                   30,000   6.00      6/09/98       30,007
    Hessen Thuringen             50,000   6.03      6/10/98       50,014
    Girozentrale, NY
    --------------------------------------------------------------------
    Norddeutsche                 70,000   5.572     2/02/99       69,971
    Landesbank                   30,000   5.68      3/05/99       29,956
    Girozentrale AG, NY
    --------------------------------------------------------------------
    Rabobank Nederland           25,000   6.00      6/10/98       25,006
    N.V., NY                     25,000   5.87      8/17/98       25,003
                                 86,200   5.62      3/16/99       86,031
    --------------------------------------------------------------------
    Royal Bank of Canada,        50,000   6.14      5/12/98       50,013
    NY                           37,000   5.78      7/31/98       36,994
                                 50,000   5.80     10/06/98       49,992
                                 25,000   5.555     2/11/99       24,940
                                 88,000   5.54      2/12/99       87,777
    --------------------------------------------------------------------
    Swiss Bank Corp., NY        275,000   6.00      6/12/98      275,065
                                 38,000   5.95      7/02/98       38,009
                                 50,000   5.86      7/17/98       50,002
                                 25,000   5.80      9/22/98       24,997
    --------------------------------------------------------------------
    Westdeutsche                150,000   5.56      4/20/98      150,000
    Landesbank                  133,000   5.94      6/29/98      133,024
    Girozentrale, NY
    --------------------------------------------------------------------
    Total Certificates of Deposit--Yankee
    (Cost--$3,826,398) .....................................   3,824,983
    --------------------------------------------------------------------
                             Commercial Paper--46.1%
    --------------------------------------------------------------------
    AESOP Funding Corp.          24,700   5.49      4/03/98       24,689
                                 59,800   5.53      5/21/98       59,332
    --------------------------------------------------------------------
    ANZ (Delaware), Inc.        100,000   5.53      4/06/98       99,908
    --------------------------------------------------------------------
    Allomon Funding              29,809   5.47      5/08/98       29,633
    Corporation                  20,191   5.47      5/14/98       20,053
    --------------------------------------------------------------------
    Alpine Securitization        29,559   5.48      4/07/98       29,527
    Corporation                  11,098   5.49      4/07/98       11,086
                                 42,402   5.56      4/14/98       42,310
                                 45,000   5.50      4/15/98       44,897
                                 30,769   5.55      4/20/98       30,674
                                 18,000   5.49      4/21/98       17,942
                                 18,746   5.57      4/23/98       18,679
                                 28,000   5.55      4/24/98       27,896
                                 43,129   5.56      4/28/98       42,942
                                 14,410   5.53      5/07/98       14,327
                                 18,887   5.55      5/07/98       18,779
    --------------------------------------------------------------------
    American Express            200,000   5.52      4/17/98      199,479
    Credit Corp.                100,000   5.53      4/23/98       99,647
                                200,000   5.51      4/27/98      199,170
    --------------------------------------------------------------------
    American Honda               25,000   5.45      4/16/98       24,938
    Finance Corp.                10,000   5.56      5/27/98        9,912
                                 15,000   5.56      5/28/98       14,866
    --------------------------------------------------------------------
    Apreco, Inc.                 25,000   5.50      4/15/98       24,942
                                 25,000   5.48      4/16/98       24,938
                                 25,000   5.47      4/23/98       24,912
    --------------------------------------------------------------------
    Asset Securitization        145,000   5.53      4/09/98      144,800
    Cooperative Corp.            68,000   5.53      4/14/98       67,854
                                 18,002   5.54      4/16/98       17,958
                                 56,998   5.54      4/17/98       56,849
                                 53,000   5.47      4/29/98       52,763
                                 45,000   5.48      4/30/98       44,792
                                100,000   5.47      5/01/98       99,523
                                 50,000   5.48      5/01/98       49,761
                                200,000   5.48      5/06/98      198,884
                                100,000   5.48      5/08/98       99,411
                                 64,000   5.54      5/08/98       63,623
    --------------------------------------------------------------------
    Associates Corporation      257,187   6.07      4/01/98      257,144
    of North America            100,000   5.54      4/14/98       99,784
                                100,000   5.53      4/16/98       99,754
                                100,000   5.53      4/17/98       99,739
                                100,000   5.54      4/21/98       99,677
    --------------------------------------------------------------------
    Associates First             25,000   5.53      4/16/98       24,938
    Capital Corp.                28,000   5.51      5/14/98       27,809
                                 47,000   5.50      6/03/98       46,537
    --------------------------------------------------------------------
    Atlantic Asset               17,322   5.56      4/13/98       17,287
    Securitization Corp.         32,678   5.55      4/15/98       32,602
    --------------------------------------------------------------------
    Avco Financial               18,000   5.55      4/13/98       17,964
    Services, Inc.               25,000   5.54      4/28/98       24,892
                                 19,000   5.55      4/29/98       18,915
    --------------------------------------------------------------------
    B.B.V. Finance               50,000   5.43      4/08/98       49,938
    (Delaware), Inc.
    --------------------------------------------------------------------
    BBL North America, Inc.      89,500   5.54      4/06/98       89,417
                                 10,500   5.52      5/19/98       10,421
    --------------------------------------------------------------------
    BIL North America, Inc.      25,000   5.53      4/14/98       24,946
                                 25,000   5.53      4/15/98       24,942
    --------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)          (IN THOUSANDS)

                                 Face    Interest   Maturity     Value
    Issue                       Amount     Rate*      Date     (Note 1a)
    --------------------------------------------------------------------
                          Commercial Paper (continued)
    --------------------------------------------------------------------
    BTR Dunlop Finance,        $ 40,000   5.56 %    4/06/98  $    39,963
    Inc.                         25,000   5.54      4/20/98       24,923
    --------------------------------------------------------------------
    Bank Austria Finance, Inc.   50,000   5.52      4/13/98       49,900
    --------------------------------------------------------------------
    Bear Stearns                 25,000   5.50      4/09/98       24,965
    Companies, Inc.              15,000   5.54      4/23/98       14,947
                                110,000   5.70      4/29/98      109,508
                                 75,000   5.51      5/08/98       74,558
                                 50,000   5.65      6/17/98       49,400
                                 50,000   5.51      7/07/98       49,249
    --------------------------------------------------------------------
    Block Financial Corp.        37,000   5.50      4/02/98       36,989
                                 29,000   5.55      4/27/98       28,879
                                  9,000   5.51      6/25/98        8,881
    --------------------------------------------------------------------
    CIT Group Holdings,         100,000   5.55      4/23/98       99,647
    Inc. (The)                  137,500   5.58      8/17/98      137,455
                                220,300   5.59      9/30/98      220,204
                                190,000   5.64      1/12/99      189,927
                                129,000   5.57      3/22/99      128,939
    --------------------------------------------------------------------
    CSW Credit, Inc.             11,700   5.42      4/09/98       11,684
                                 31,000   5.55      4/09/98       30,957
                                 10,000   5.54      4/23/98        9,965
                                  9,954   5.55      4/28/98        9,911
    --------------------------------------------------------------------
    CXC Incorporated             25,000   5.48      4/01/98       24,996
                                 43,400   5.48      4/02/98       43,387
                                 40,000   5.49      4/02/98       39,988
                                 75,000   5.49      4/03/98       74,966
                                 10,000   5.49      4/09/98        9,986
                                 25,000   5.52      4/14/98       24,946
                                 25,000   5.49      4/16/98       24,938
                                 25,000   5.48      4/21/98       24,919
                                 26,400   5.48      4/22/98       26,311
                                 45,500   5.49      4/28/98       45,304
                                 28,000   5.53      5/08/98       27,837
                                 30,100   5.53      5/12/98       29,904
                                 25,000   5.53      5/14/98       24,831
                                 30,000   5.52      5/19/98       29,773
                                 50,000   5.52      5/20/98       49,615
                                 21,600   5.53      5/21/98       21,430
                                100,000   5.52      5/28/98       99,106
                                 50,000   5.50      6/18/98       49,392
                                 75,000   5.50      6/22/98       74,042
    --------------------------------------------------------------------
    Caisse d'Amortissement      100,000   5.53      4/09/98       99,862
    de la dette Sociale
    --------------------------------------------------------------------
    Caisse des Depots et        100,000   5.53      4/06/98       99,908
    Consignations                20,000   5.53      4/08/98       19,975
    --------------------------------------------------------------------
    Cargill, Inc.                50,000   5.54      4/09/98       49,931
    --------------------------------------------------------------------
    Carnival Corp.               50,000   5.52      4/02/98       49,985
    --------------------------------------------------------------------
    Carnival (UK) PLC            25,000   5.51      4/07/98       24,973
    --------------------------------------------------------------------
    Centric Capital Corp.        12,800   5.54      4/06/98       12,788
                                 25,000   5.55      4/09/98       24,965
                                 19,000   5.50      4/14/98       18,959
                                 23,000   5.55      4/14/98       22,950
                                 40,200   5.55      4/20/98       40,076
                                 25,000   5.55      4/22/98       24,915
                                 15,000   5.47      5/04/98       14,921
    --------------------------------------------------------------------
    Centric Capital Corp.        18,125   5.53      5/19/98       17,989
    (concluded)                  20,000   5.54      5/27/98       19,824
    --------------------------------------------------------------------
    Chrysler Financial           50,000   5.58      4/13/98       49,899
    Corp.                       100,000   5.56      4/20/98       99,691
                                100,000   5.57      4/21/98       99,675
    --------------------------------------------------------------------
    Ciesco L.P.                  50,000   5.53      4/06/98       49,954
                                 30,000   5.53      4/09/98       29,958
                                 35,000   5.54      4/20/98       34,892
                                 50,000   5.52      4/23/98       49,824
                                 37,500   5.54      4/24/98       37,361
                                 50,000   5.55      4/29/98       49,776
                                 47,719   5.51      5/28/98       47,292
    --------------------------------------------------------------------
    Clipper Receivables          28,719   5.54      4/13/98       28,661
    Corp.                        24,782   5.54      4/16/98       24,721
                                 22,499   5.55      4/23/98       22,419
                                 49,000   5.50      6/16/98       48,419
    --------------------------------------------------------------------
    Commercial Credit            25,000   5.50      4/01/98       24,996
    Corp.                        50,000   5.49      4/02/98       49,985
                                 50,000   5.49      4/03/98       49,977
                                 50,000   5.47      4/06/98       49,954
                                 25,000   5.54      4/16/98       24,938
                                 36,000   5.54      5/05/98       35,806
                                 50,000   5.53      5/21/98       49,607
                                 50,000   5.51      6/04/98       49,500
    --------------------------------------------------------------------
    Corporate Asset              15,000   5.50      4/03/98       14,993
    Funding Co., Inc.            75,000   5.50      4/08/98       74,908
                                 50,000   5.54      4/09/98       49,931
                                 50,000   5.53      4/15/98       49,885
                                100,000   5.53      4/16/98       99,754
                                 40,000   5.52      4/20/98       39,877
                                 40,000   5.52      4/24/98       39,853
                                 20,000   5.53      4/28/98       19,914
                                 25,000   5.47      4/29/98       24,888
                                 60,000   5.48      4/29/98       59,732
                                 75,000   5.51      5/20/98       74,426
                                 50,000   5.50      6/11/98       49,446
    --------------------------------------------------------------------
    Corporate Receivables        25,000   5.48      4/08/98       24,969
    Corp.                        10,000   5.48      4/09/98        9,986
                                 40,000   5.50      4/09/98       39,945
                                 10,000   5.53      4/09/98        9,986
                                 12,000   5.54      4/16/98       11,970
                                 50,000   5.47      4/27/98       49,793
                                 25,000   5.54      4/28/98       24,892
                                 75,000   5.47      5/11/98       74,523
                                 25,000   5.53      5/12/98       24,839
                                 35,000   5.55      5/13/98       34,768
                                 20,000   5.51      5/14/98       19,864
                                 28,000   5.52      5/15/98       27,805
                                 60,000   5.52      5/19/98       59,547
                                 30,000   5.53      5/22/98       29,759
                                 30,000   5.51      5/28/98       29,732
                                 25,000   5.52      5/28/98       24,776
    --------------------------------------------------------------------
    Countrywide Home             20,000   5.56      4/30/98       19,907
    Loans, Inc.                  50,000   5.55      5/04/98       49,738
                                 30,000   5.53      5/27/98       29,736
    --------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)          (IN THOUSANDS)

                                 Face    Interest   Maturity     Value
    Issue                       Amount     Rate*      Date     (Note 1a)
    --------------------------------------------------------------------
                          Commercial Paper (continued)
    --------------------------------------------------------------------
    Creditanstalt Finance,     $150,000   5.53 %    4/09/98  $   149,793
    Inc.
    --------------------------------------------------------------------
    Cregem North America,        90,000   5.50      6/09/98       89,030
    Inc.                         60,000   5.50      6/11/98       59,335
                                100,000   5.50      6/19/98       98,769
    --------------------------------------------------------------------
    Daimler-Benz North           12,000   5.47      5/28/98       11,893
    America Corp.                50,000   5.51      5/28/98       49,553
    --------------------------------------------------------------------
    Delaware Funding             20,094   5.54      4/03/98       20,085
    Corp.                        10,076   5.47      4/09/98       10,062
                                 50,000   5.54      4/13/98       49,900
                                300,000   5.55      4/13/98      299,399
                                 73,288   5.53      4/14/98       73,130
                                 68,517   5.55      4/15/98       68,358
                                 25,121   5.54      4/23/98       25,032
                                 86,444   5.53      5/21/98       85,764
    --------------------------------------------------------------------
    Den Danske                  100,000   5.53      4/09/98       99,862
    Corporation
    --------------------------------------------------------------------
    Den Norske Bank ASA          50,000   5.47      5/13/98       49,667
    --------------------------------------------------------------------
    Deutsche Bank                39,000   5.43      4/08/98       38,952
    Financial, Inc.
    --------------------------------------------------------------------
    EDS Finance PLC              10,000   5.52      4/30/98        9,954
                                 10,900   5.53      5/22/98       10,813
                                 45,000   5.54      5/22/98       44,639
    --------------------------------------------------------------------
    Eastman Kodak Company        46,700   5.52      5/21/98       46,333
    --------------------------------------------------------------------
    Eiger Capital                17,076   5.54      4/27/98       17,005
    Corporation                  25,490   5.55      4/27/98       25,384
                                102,000   5.52      5/20/98      101,218
    --------------------------------------------------------------------
    Eureka Securitization,       10,000   5.47      5/08/98        9,941
    Inc.                         40,000   5.53      5/13/98       39,733
                                 42,190   5.53      5/18/98       41,878
                                 50,000   5.51      6/03/98       49,508
                                 25,000   5.50      6/09/98       24,731
                                 15,000   5.51      6/09/98       14,838
                                 17,810   5.51      6/11/98       17,613
    --------------------------------------------------------------------
    Falcon Asset                 41,414   5.50      4/03/98       41,395
    Securitization Corp.         35,625   5.49      4/13/98       35,554
                                 37,855   5.53      4/14/98       37,774
                                 30,645   5.48      4/16/98       30,570
                                 22,045   5.55      4/17/98       21,987
                                 17,300   5.55      4/23/98       17,239
                                 55,045   5.54      4/28/98       54,807
                                 27,371   5.53      5/20/98       27,161
                                  6,245   5.53      5/26/98        6,191
                                 11,150   5.50      6/23/98       11,006
    --------------------------------------------------------------------
    Finova Capital Corp.         10,400   5.50      4/16/98       10,374
                                 30,000   5.54      5/05/98       29,838
                                 15,000   5.54      5/21/98       14,882
                                 40,000   5.54      5/28/98       39,642
                                 20,000   5.53      6/17/98       19,760
                                 19,600   5.53      6/22/98       19,350
                                 40,000   5.53      6/25/98       39,471
    --------------------------------------------------------------------
    Fleet Funding Corp.          24,741   5.54      4/14/98       24,688
                                 18,448   5.56      4/14/98       18,408
                                 69,708   5.53      4/17/98       69,526
    --------------------------------------------------------------------
    Fleet Funding Corp.          76,556   5.54      4/23/98       76,285
    (concluded)                  10,547   5.55      4/24/98       10,508
    --------------------------------------------------------------------
    Ford Credit Europe PLC       25,000   5.49      4/03/98       24,989
                                 13,000   5.54      4/16/98       12,968
                                 25,000   5.48      4/24/98       24,908
                                 25,000   5.52      5/07/98       24,858
    --------------------------------------------------------------------
    Ford Motor Credit Co.       100,000   5.40      4/03/98       99,954
                                100,000   5.47      4/23/98       99,647
    --------------------------------------------------------------------
    General Electric             50,000   5.54      4/02/98       49,985
    Capital Corp.               200,000   5.55      4/08/98      199,753
                                100,000   5.47      4/15/98       99,770
                                 90,000   5.53      4/15/98       89,793
                                150,000   5.71      4/28/98      149,355
                                150,000   5.47      4/30/98      149,306
                                200,000   5.53      5/14/98      198,648
                                125,000   5.54      5/14/98      124,154
                                 50,000   5.47      5/22/98       49,599
                                150,000   5.51      5/26/98      148,705
                                200,000   5.51      5/27/98      198,243
                                150,000   5.50      6/05/98      148,477
                                100,000   5.549+   11/09/98       99,977
                                100,000   5.545+   11/16/98       99,973
    --------------------------------------------------------------------
    General Electric Capital     75,000   5.53      4/15/98       74,827
    Services, Inc.
    --------------------------------------------------------------------
    General Electric            150,000   5.47      5/22/98      148,798
    Company
    --------------------------------------------------------------------
    General Motors              107,000   5.53      5/01/98      106,490
    Acceptance Corp.            300,000   5.53      5/04/98      298,433
                                500,000   5.53      5/06/98      497,235
                                129,000   5.53      5/18/98      128,049
                                 94,000   5.51      5/26/98       93,188
                                175,000   5.50      6/04/98      173,250
    --------------------------------------------------------------------
    Glaxo Wellcome, Inc.         20,000   5.54      4/03/98       19,991
                                 70,325   5.54      4/06/98       70,260
    --------------------------------------------------------------------
    Goldman Sachs                50,000   5.70      5/14/98       49,659
    Group, L.P.                 100,000   5.65      5/19/98       99,245
                                  3,000   5.56      6/24/98        2,961
    --------------------------------------------------------------------
    Greenwich Funding            25,000   5.49      4/07/98       24,973
    Corp.                        75,000   5.50      4/07/98       74,920
                                 40,770   5.53      4/08/98       40,720
                                 87,555   5.49      4/15/98       87,355
                                 13,650   5.55      4/22/98       13,604
                                 35,355   5.48      4/30/98       35,191
                                 15,670   5.52      5/21/98       15,547
                                 57,000   5.53      5/21/98       56,552
    --------------------------------------------------------------------
    Halifax PLC                 175,600   5.50      4/06/98      175,438
                                 74,400   5.52      4/07/98       74,320
    --------------------------------------------------------------------
    Henkel Corporation           20,000   5.47      4/15/98       19,954
                                 19,000   5.43      4/21/98       18,939
    --------------------------------------------------------------------
    Household Finance Corp.      50,000   5.52      4/09/98       49,931
                                100,000   5.55      4/16/98       99,753
                                100,000   5.54      4/21/98       99,677
                                 50,000   5.53      4/22/98       49,831
    --------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)          (IN THOUSANDS)

                                 Face    Interest   Maturity     Value
    Issue                       Amount     Rate*      Date     (Note 1a)
    --------------------------------------------------------------------
                          Commercial Paper (continued)
    --------------------------------------------------------------------
    International              $ 36,450   5.55 %    4/13/98  $    36,377
    Securitization               30,755   5.58      4/14/98       30,688
    Corporation                  20,000   5.48      4/16/98       19,951
                                 50,000   5.49      4/16/98       49,877
                                 35,000   5.57      4/16/98       34,913
                                 72,795   5.55      4/17/98       72,604
                                 30,000   5.48      4/23/98       29,894
                                  8,745   5.53      5/26/98        8,670
    --------------------------------------------------------------------
    Internationale               50,000   5.53      4/14/98       49,892
    Nederlanden (US)
    Funding Corp.
    --------------------------------------------------------------------
    John Deere Capital          100,000   5.54      4/16/98       99,754
    Corp.
    --------------------------------------------------------------------
    KfW International            17,000   5.56      4/08/98       16,979
    Finance Inc.                 30,000   5.52      4/09/98       29,959
                                 42,000   5.52      4/22/98       41,858
    --------------------------------------------------------------------
    Lehman Brothers              96,000   5.48      5/04/98       95,494
    Holdings, Inc.               54,000   5.50      5/12/98       53,648
    --------------------------------------------------------------------
    Lexington Parker             32,000   5.49      4/09/98       31,956
    Capital Company, LLC         40,000   5.47      4/24/98       39,853
                                 26,100   5.54      5/21/98       25,895
                                 46,207   5.47      5/29/98       45,787
                                 75,232   5.54      5/29/98       74,548
                                 30,461   5.52      6/01/98       30,170
    --------------------------------------------------------------------
    Matterhorn Capital           14,876   5.55      4/27/98       14,814
    Corp.                        14,000   5.52      5/26/98       13,879
    --------------------------------------------------------------------
    MetLife Funding Corp.        30,260   5.53      4/08/98       30,223
    --------------------------------------------------------------------
    Mont Blanc Capital           90,676   5.49      4/15/98       90,467
    Corp.                        20,116   5.57      4/20/98       20,054
                                 75,000   5.55      4/22/98       74,746
                                197,322   5.55      4/24/98      196,592
                                 81,000   5.55      4/28/98       80,650
                                 27,000   5.52      5/26/98       26,767
                                101,827   5.53      5/26/98      100,948
                                 69,059   5.53      5/28/98       68,442
                                 38,000   5.51      6/10/98       37,585
    --------------------------------------------------------------------
    Monte Rosa Capital           25,121   5.57      4/13/98       25,070
    Corp.                        25,121   5.54      4/20/98       25,044
                                 25,000   5.48      4/23/98       24,912
                                 44,000   5.49      4/23/98       43,845
                                111,000   5.48      4/24/98      110,591
                                 75,000   5.48      4/27/98       74,689
                                 20,000   5.55      4/30/98       19,908
                                 20,000   5.54      5/08/98       19,883
                                 11,543   5.48      5/12/98       11,468
                                 60,000   5.53      5/28/98       59,464
                                 33,511   5.50      6/18/98       33,104
    --------------------------------------------------------------------
    Morgan Stanley,              18,500   5.51      4/06/98       18,483
    Dean Witter & Co.           100,000   5.49      4/08/98       99,877
                                150,000   5.51      4/09/98      149,793
                                100,000   5.55      4/14/98       99,784
                                175,000   5.52      4/27/98      174,274
                                 10,000   5.648    10/26/98       10,000
    --------------------------------------------------------------------
    Morgan Stanley,              50,000   5.648    11/20/98       50,000
    Dean Witter & Co.           190,000   5.648    12/24/98      190,000
    (concluded)
    --------------------------------------------------------------------
    National Australia          105,000   5.53      4/08/98      104,871
    Funding (Delaware),          14,900   5.42      4/09/98       14,879
    Inc.                        100,000   5.66      6/04/98       99,000
    --------------------------------------------------------------------
    NationsBank Corp.           100,000   5.40      8/06/98       98,041
    --------------------------------------------------------------------
    New Center Asset             25,000   5.53      4/03/98       24,988
    Trust                       200,000   5.73      4/14/98      199,570
                                150,000   5.56      5/04/98      149,210
                                225,000   5.54      5/06/98      223,754
                                 50,000   5.51      6/18/98       49,392
    --------------------------------------------------------------------
    Nordbanken                   30,000   5.53      5/28/98       29,732
    North America Inc.           50,000   5.51      6/04/98       49,500
                                 20,000   5.50      6/10/98       19,781
    --------------------------------------------------------------------
    Old Line Funding Corp.       20,420   5.55      4/15/98       20,373
                                 12,380   5.58      4/17/98       12,347
                                 17,882   5.57      4/20/98       17,827
                                 10,951   5.56      5/06/98       10,890
                                 86,106   5.56      5/07/98       85,614
    --------------------------------------------------------------------
    Ontario Hydro                24,000   5.71      4/06/98       23,978
    --------------------------------------------------------------------
    Park Ave Receivables          9,717   5.51      4/02/98        9,714
    Corp.                        23,312   5.54      4/17/98       23,251
                                 11,603   5.55      4/22/98       11,564
                                 42,167   5.55      4/23/98       42,017
                                 14,000   5.53      5/07/98       13,920
                                 22,445   5.53      5/08/98       22,313
                                 11,756   5.53      5/14/98       11,676
    --------------------------------------------------------------------
    Preferred Receivables        49,750   5.56      4/01/98       49,742
    Funding Corp.                17,065   5.50      4/02/98       17,060
                                 36,425   5.55      4/03/98       36,408
                                 54,540   5.49      4/07/98       54,482
                                 53,200   5.48      4/13/98       53,095
                                 25,400   5.49      4/14/98       25,346
                                 10,025   5.49      4/15/98       10,002
                                 11,825   5.55      4/21/98       11,787
                                 60,650   5.54      4/28/98       60,389
                                 30,725   5.46      5/04/98       30,563
                                 39,200   5.55      5/07/98       38,976
                                 11,195   5.53      5/11/98       11,124
    --------------------------------------------------------------------
    Republic Industries          42,300   5.56      4/14/98       42,209
    Funding Corp.                40,000   5.52      4/24/98       39,853
                                 92,700   5.54      5/01/98       92,258
    --------------------------------------------------------------------
    Rexam PLC                    10,000   5.44      4/16/98        9,975
                                 24,500   5.54      4/23/98       24,413
    --------------------------------------------------------------------
    Rio Tinto America, Inc.      15,500   5.53      4/02/98       15,495
                                 11,000   5.42      4/14/98       10,976
                                 15,600   5.54      4/17/98       15,559
                                 15,200   5.50      5/20/98       15,083
                                 54,000   5.51      5/29/98       53,509
                                 16,800   5.51      6/19/98       16,593
                                 47,486   5.51      6/25/98       46,858
    --------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)          (IN THOUSANDS)

                                 Face    Interest   Maturity     Value
    Issue                       Amount     Rate*      Date     (Note 1a)
    --------------------------------------------------------------------
                          Commercial Paper (continued)
    --------------------------------------------------------------------
    Riverwoods Funding         $ 10,000   5.54 %    4/09/98  $     9,986
    Corp.                        15,000   5.54      4/14/98       14,968
                                 50,000   5.54      4/16/98       49,877
                                 50,000   5.52      5/28/98       49,553
                                 50,000   5.50      6/24/98       49,346
                                 25,000   5.51      6/25/98       24,669
    --------------------------------------------------------------------
    Salomon, Smith Barney       150,000   5.49      4/09/98      149,793
    Holdings, Inc.               50,000   5.48      4/22/98       49,831
                                 10,000   5.47      5/14/98        9,932
                                 90,000   5.48      5/19/98       89,320
    --------------------------------------------------------------------
    Sears Roebuck                50,000   5.47      5/05/98       49,729
    Acceptance Corp.             50,000   5.40      5/07/98       49,713
                                 50,000   5.47      5/11/98       49,682
                                 50,000   5.47      5/12/98       49,675
                                 50,000   5.54      5/13/98       49,667
                                 50,000   5.47      5/19/98       49,622
                                 50,000   5.49      5/22/98       49,599
    --------------------------------------------------------------------
    Societe Generale             75,000   5.53      4/07/98       74,919
    N.A., Inc.                  150,000   5.53      4/14/98      149,677
                                 65,000   5.55      4/15/98       64,850
    --------------------------------------------------------------------
    Southern California          35,200   5.53      4/07/98       35,162
    Edison Co.
    --------------------------------------------------------------------
    Svenska                      50,000   5.54      4/06/98       49,954
    Handelsbanken AB             35,162   5.52      5/04/98       34,979
    --------------------------------------------------------------------
    Swedish Export               50,000   5.71      4/07/98       49,946
    Credit Corp.
    --------------------------------------------------------------------
    Three Rivers Funding         33,838   5.55      4/13/98       33,770
    Corp.                        18,527   5.54      4/14/98       18,487
                                 22,635   5.55      4/17/98       22,576
    --------------------------------------------------------------------
    Toronto-Dominion            200,000   5.54      4/07/98      199,785
    Holdings (USA), Inc.
    --------------------------------------------------------------------
    Toyota Motor Credit          55,000   5.53      4/13/98       54,890
    Corp.
    --------------------------------------------------------------------
    Transamerica Finance         41,000   5.53      4/13/98       40,918
    Corp.                        25,000   5.53      4/23/98       24,912
    --------------------------------------------------------------------
    Twin Towers, Inc.            28,436   5.57      4/03/98       28,423
                                 16,196   5.56      4/13/98       16,163
                                 50,279   5.55      4/14/98       50,170
                                103,453   5.57      4/15/98      103,213
                                 32,314   5.45      4/16/98       32,235
                                 50,447   5.56      4/20/98       50,291
                                 18,875   5.50      4/21/98       18,814
    --------------------------------------------------------------------
    Unifunding, Inc.             69,635   5.48      4/08/98       69,549
                                 30,365   5.53      5/05/98       30,202
    --------------------------------------------------------------------
    Vattenfall Treasury, Inc.    50,000   5.45      5/22/98       49,600
    --------------------------------------------------------------------
    WCP Funding, Inc.             9,800   5.50      4/09/98        9,787
                                 25,000   5.52      4/09/98       24,965
                                 25,000   5.47      4/28/98       24,892
                                 28,000   5.52      4/29/98       27,875
                                 21,700   5.47      5/11/98       21,562
                                 25,000   5.47      5/14/98       24,830
    --------------------------------------------------------------------
    WCP Funding, Inc.            31,900   5.53      5/14/98       31,682
    (concluded)                   8,600   5.54      5/14/98        8,541
                                 25,000   5.51      6/17/98       24,700
    --------------------------------------------------------------------
    Windmill Funding              5,683   5.59      4/08/98        5,676
    Corp.                        32,000   5.50      4/16/98       31,922
                                 55,970   5.55      4/16/98       55,832
                                 62,460   5.55      4/23/98       62,239
                                 50,000   5.55      4/29/98       49,776
                                100,000   5.55      5/07/98       99,430
                                 17,401   5.47      5/13/98       17,285
                                 85,581   5.47      5/14/98       84,997
                                 16,729   5.47      5/18/98       16,605
                                 34,000   5.47      5/22/98       33,727
                                 66,938   5.54      5/28/98       66,339
                                 36,847   5.50      6/16/98       36,410
                                 77,668   5.51      6/18/98       76,724
                                 38,560   5.50      6/19/98       38,085
                                 20,163   5.51      6/19/98       19,915
    --------------------------------------------------------------------
    Xerox Capital                50,000   5.47      4/22/98       49,831
    (Europe) PLC                 50,000   5.47      4/23/98       49,823
    --------------------------------------------------------------------
    Xerox Overseas               50,000   5.54      4/20/98       49,846
    Holdings PLC                 50,000   5.47      4/22/98       49,831
    --------------------------------------------------------------------
    Total Commercial Paper (Cost--$23,445,274) .............  23,444,787
    --------------------------------------------------------------------
                              Corporate Notes--6.0%
    --------------------------------------------------------------------
    Abbey National               96,000   5.568     2/17/99       95,950
    Treasury Services PLC
    --------------------------------------------------------------------
    Asset-Backed                715,150   5.648+    9/15/98      715,150
    Securities Investment
    Trust 1997-F
    --------------------------------------------------------------------
    Bear Stearns                 25,000   9.125     4/15/98       25,038
    Companies, Inc.
    --------------------------------------------------------------------
    Chase Manhattan Auto         63,427   5.549     3/12/99       63,415
    Owner Trust 1998--
    As Class A-1
    --------------------------------------------------------------------
    Ford Credit Auto Owner      175,039   5.545     2/16/99      174,986
    Trust 1998-A, Class A-1
    --------------------------------------------------------------------
    KfW International            14,000   9.375     7/15/98       14,139
    Finance, Inc.
    --------------------------------------------------------------------
    LABS Trust Series           288,953   5.688    12/28/98      288,953
    1996-4, Senior Notes
    --------------------------------------------------------------------
    LABS Trust, Series          273,703   5.684    10/21/98      273,703
    1997-6, Senior Notes
    --------------------------------------------------------------------
    LABS Trust Series           192,755   5.684    12/22/98      192,755
    1997-7, Senior Notes
    --------------------------------------------------------------------
    LINCS, Series 1997-4        285,000   5.678+    9/18/98      285,000
    --------------------------------------------------------------------
    LINCS, Series 1997-5        285,000   5.678+   11/18/98      285,000
    --------------------------------------------------------------------
    LINCS, Series 1998-2        340,000   5.678     2/12/99      340,000
    --------------------------------------------------------------------
    Newcourt Receivables         19,755   5.815    12/21/98       19,755
    Asset Trust 1997-1
    --------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONTINUED)          (IN THOUSANDS)

                                 Face    Interest   Maturity     Value
    Issue                       Amount     Rate*      Date     (Note 1a)
    --------------------------------------------------------------------
                           Corporate Notes (concluded)
    --------------------------------------------------------------------
    Premier Auto Trust         $ 56,673   5.68 %    8/06/98  $    56,674
    1997-2, Class A-1
    --------------------------------------------------------------------
    Premier Auto Trust           19,054   5.649     6/08/98       19,054
    1997-3, Class A-1
    --------------------------------------------------------------------
    Premier Auto Trust          109,444   5.545    11/06/98      109,444
    1998-1, Class A-1
    --------------------------------------------------------------------
    Premier Auto Trust          105,000   5.608    12/06/98      105,000
    1998-2, Class A-1
    --------------------------------------------------------------------
    Total Corporate Notes (Cost--$3,064,076) ...............   3,064,016
    --------------------------------------------------------------------
                            Funding Agreements--1.0%
    --------------------------------------------------------------------
    Transamerica Life           150,000   5.672+    4/15/98      150,000
    Insurance & Annuity          25,000   5.672+    8/03/98       25,000
    Company                      50,000   5.672+    9/14/98       50,000
                                 50,000   5.692+    3/02/99       50,000
    --------------------------------------------------------------------
    Transamerica                 60,000   5.672+    5/15/98       60,000
    Occidental Life              75,000   5.672+   11/20/98       75,000
    Insurance Co.
    --------------------------------------------------------------------
    Travelers Insurance Co.      25,000   5.655+    1/21/99       25,000
                                 25,000   5.625+    1/27/99       25,000
                                 20,000   5.655+    2/01/99       20,000
    --------------------------------------------------------------------
    Total Funding Agreements (Cost--$480,000) ..............     480,000
    --------------------------------------------------------------------
                               Master Notes--1.6%
    --------------------------------------------------------------------
    Goldman Sachs               700,000   5.672+    4/28/98      700,000
    Group, L.P.                 130,000   5.672+    5/29/98      130,000
    --------------------------------------------------------------------
    Total Master Notes (Cost--$830,000) ....................     830,000
    --------------------------------------------------------------------
                             Medium-Term Notes--4.5%
    --------------------------------------------------------------------
    Abbey National              130,000   5.60      6/09/98      129,983
    Treasury Services PLC        69,000   5.50      2/05/99       68,814
    --------------------------------------------------------------------
    Bank of Scotland             40,000   5.95      6/18/98       40,004
    Treasury Services PLC
    --------------------------------------------------------------------
    Barnett Banks, Inc.          50,000   6.25      7/28/98       50,074
    --------------------------------------------------------------------
    CIT Group Holdings,          35,550   6.25      3/22/99       35,682
    Inc. (The)
    --------------------------------------------------------------------
    Chase Manhattan             300,000   5.598+    3/25/99      299,867
    Corp.
    --------------------------------------------------------------------
    Credit Suisse First          67,000   5.69      4/14/98       67,001
    Boston, Inc.                103,000   5.67      5/22/98      103,000
                                 25,000   6.148     6/02/98       25,013
                                500,000   5.622    10/01/98      500,000
    --------------------------------------------------------------------
    Ford Motor Credit Co.        90,000   5.70+    12/23/98       90,004
                                250,000   5.71+     1/08/99      250,000
    --------------------------------------------------------------------
    General Motors              145,000   5.702+    2/27/01      144,710
    Acceptance Corp.
    --------------------------------------------------------------------
    Goldman Sachs                17,000   6.10      4/15/98       17,004
    Group, L.P.                 100,000   5.68 +    3/26/99      100,000
                                100,000   5.688+    3/26/99      100,022
    --------------------------------------------------------------------
    IBM Credit Corp.             75,000   5.73      7/30/98       75,007
                                 75,000   5.665+    7/31/98       75,000
    --------------------------------------------------------------------
    Morgan Stanley,              10,000   5.954     5/18/98       10,006
    Dean Witter & Co.            86,500   5.544+    1/15/99       86,488
    --------------------------------------------------------------------
    Norwest Corporation          25,000   6.00     10/13/98       25,032
    --------------------------------------------------------------------
    Total Medium-Term Notes (Cost--$2,293,201) .............   2,292,711
    --------------------------------------------------------------------
                      US Government & Agency Obligations--
                              Discount Notes--4.6%
    --------------------------------------------------------------------
    Federal Farm Credit          74,000   5.23      7/29/98       72,658
    Bank
    --------------------------------------------------------------------
    Federal Home Loan            27,172   5.11      2/04/99       25,918
    Banks                        75,000   5.20      3/04/99       71,226
    --------------------------------------------------------------------
    Federal Home Loan           100,000   5.27      8/07/98       98,058
    Mortgage Corp.
    --------------------------------------------------------------------
    Federal National             48,000   5.27      5/22/98       47,623
    Mortgage Association         26,000   5.28      5/28/98       25,772
                                 50,000   5.28      6/08/98       49,476
                                 50,000   5.54      6/15/98       49,423
                                 50,000   5.51      6/18/98       49,400
                                150,000   5.50      6/23/98      148,086
                                150,000   5.49      6/30/98      147,926
                                204,000   5.46      7/06/98      201,010
                                 51,049   5.295     7/30/98       50,116
                                130,000   5.35      9/30/98      126,425
                                100,000   5.05      1/07/99       95,801
                                 30,195   5.16      1/07/99       28,927
                                 50,000   5.25      1/27/99       47,752
    --------------------------------------------------------------------
    International Bank for       25,875   5.38      4/09/98       25,840
    Reconstruction and           21,395   5.54      6/15/98       21,148
    Development
    --------------------------------------------------------------------
    US Treasury Bills           100,000   4.82      7/16/98       98,506
                                400,000   4.909     7/16/98      394,026
                                150,000   4.97      1/07/99      143,984
                                170,000   4.975     1/07/99      163,182
                                100,000   4.98      1/07/99       95,989
                                 75,000   4.993     2/04/99       71,677
    --------------------------------------------------------------------
    Total US Government & Agency Obligations--
    Discount Notes (Cost--$2,351,393) ......................   2,349,949
    --------------------------------------------------------------------
                      US Government & Agency Obligations--
                            Non-Discount Notes--20.7%
    --------------------------------------------------------------------
    Federal Farm Credit          30,000   5.81     12/04/98       30,021
    Bank
    --------------------------------------------------------------------
    Federal Home Loan            32,500   5.96      6/09/98       32,516
    Banks                         7,250   5.82      6/16/98        7,251
                                 26,000   5.78      7/07/98       26,006
                                 18,600   5.58      8/06/98       18,591
                                455,000   5.51+     9/16/98      454,856
                                365,000   5.80      9/18/98      365,161
                                 10,900   7.64      9/21/98       10,997
                                438,000   5.634+   10/20/98      437,929
                                750,000   5.639+   11/03/98      749,804
                                 84,000   5.595     3/10/99       83,924
                                215,000   5.599+    3/26/99      214,894

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998 (CONCLUDED)          (IN THOUSANDS)

                                 Face    Interest   Maturity     Value
    Issue                       Amount     Rate*      Date     (Note 1a)
    --------------------------------------------------------------------
                      US Government & Agency Obligations--
                         Non-Discount Notes (continued)
    --------------------------------------------------------------------
    Federal Home Loan          $200,000   5.649+%   4/01/99  $   199,900
    Banks                        18,000   6.355     6/11/99       18,032
    (concluded)                  60,000   5.99      8/11/99       60,050
                                 75,000   5.67      1/20/00       74,738
                                100,000   5.855     1/20/00       99,800
                                100,000   5.77      1/27/00       99,730
                                137,000   5.75      1/28/00      136,589
                                 29,405   5.445     2/04/00       29,228
                                 28,590   5.66      2/11/00       28,476
                                 44,860   5.69      3/10/00       44,672
                                 50,000   5.75      3/16/00       49,825
                                 46,000   5.705     3/23/00       45,862
                                 24,965   5.81      4/06/00       24,893
    --------------------------------------------------------------------
    Federal Home Loan           150,000   5.58+     4/16/98      149,997
    Mortgage Corp.              277,000   5.57+     4/20/98      276,991
                                208,000   5.685     8/21/98      208,008
    --------------------------------------------------------------------
    Federal National            162,000   5.56+     5/21/98      161,985
    Mortgage Association        250,000   5.56+     5/22/98      249,976
                                200,000   5.68      7/31/98      200,023
                                200,000   5.50+     9/15/98      199,928
                                406,000   5.629+   10/20/98      405,902
                                375,000   5.644+   11/03/98      374,844
                                200,000   5.554+    1/21/99      199,919
                                271,000   5.40      2/02/99      270,187
                                200,000   5.38      2/12/99      199,380
                                 20,000   5.41      2/23/99       19,940
                                 75,000   5.37      2/26/99       74,760
                                825,000   5.554+    3/03/99      824,678
                                100,000   5.57      3/05/99       99,888
                                 12,000   6.32      5/11/99       12,008
                                200,000   5.191+    6/02/99      199,611
                                 40,000   5.191+    7/26/99       39,911
                                100,000   5.86      7/30/99      100,117
                                 35,000   5.95      8/05/99       35,020
                                117,000   5.83      9/27/99      117,113
    --------------------------------------------------------------------
    Federal National            324,000   5.664+    10/27/99     323,760
    Mortgage Association        200,000   5.60       1/12/00     199,412
    (concluded)                  10,105   5.34       1/24/00      10,030
                                100,000   5.51       2/04/00      99,510
                                 30,000   5.71       3/22/00      29,904
    --------------------------------------------------------------------
    Student Loan                200,000   5.394+     4/24/98     199,994
    Marketing Association        73,000   5.86       6/10/98      73,015
                                260,000   5.74       6/30/98     260,070
                                 81,000   5.60       8/11/98      80,974
                                 20,000   5.84       9/10/98      19,992
                                247,000   5.599+    10/06/98     246,919
                                184,000   5.634+    11/25/98     183,953
                                 65,000   5.80      12/18/98      65,051
                                 75,000   5.364+     2/22/99      74,840
                                 18,000   5.81       1/27/00      17,963
                                278,000   5.609+     2/04/00     277,877
    --------------------------------------------------------------------
    US Treasury Notes           400,000   6.25       3/31/99     402,656
                                 50,000   5.625     12/31/99      49,992
                                150,000   5.375      1/31/00     149,309
    --------------------------------------------------------------------
    Total US Government & Agency Obligations--
    Non-Discount Notes (Cost--$10,533,588) .................  10,529,152
    --------------------------------------------------------------------
    Face
    Amount                         Issue
    --------------------------------------------------------------------
                          Repurchase Agreements**--0.2%
    --------------------------------------------------------------------
    $100,000 Fuji Securities, Inc., purchased on 3/31/98 ...     100,000
             to yield 6.08% to 4/01/98
    --------------------------------------------------------------------
    Total Repurchase Agreements (Cost--$100,000) ...........     100,000
    --------------------------------------------------------------------

    Total Investments (Cost--$50,916,078)--100.0% ..........  50,907,212

    Other Assets Less Liabilities--0.0% ....................      16,568
                                                             -----------

    Net Assets--100.0% ..................................... $50,923,780
                                                             ===========

* Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes; the interest rates shown are the rates in effect at March 31, 1998.
**    Repurchase Agreements are fully collateralized by US Government
      Obligations.
+     Variable Rate Notes.

      See Notes to Financial Statements.

CMA MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1998

Assets:
Investments, at value (identified cost--$50,916,078,103+) (Note 1a) .........                      $ 50,907,212,346
Cash ........................................................................                               543,797
Interest receivable .........................................................                           274,913,861
Prepaid registration fees and other assets (Note 1e) ........................                             1,202,545
                                                                                                   ----------------
Total assets ................................................................                        51,183,872,549
                                                                                                   ----------------
Liabilities:
Payables:
  Securities purchased ......................................................  $  224,849,397
  Investment adviser (Note 2) ...............................................      16,762,341
  Distributor (Note 2) ......................................................      14,552,103
  Dividends to shareholders (Note 1f) .......................................          13,930           256,177,771
                                                                               --------------
Accrued expenses and other liabilities ......................................                             3,915,176
                                                                                                   ----------------
Total liabilities ...........................................................                           260,092,947
                                                                                                   ----------------
Net Assets ..................................................................                      $ 50,923,779,602
                                                                                                   ================
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized ..................................................................                      $  5,093,264,536
Paid-in capital in excess of par ............................................                        45,839,380,823
Unrealized depreciation on investments--net .................................                            (8,865,757)
                                                                                                   ----------------
Net Assets--Equivalent to $1.00 per share based on 50,932,645,357 shares of
beneficial interest outstanding .............................................                      $ 50,923,779,602
                                                                                                   ================

+ Cost for Federal income tax purposes. As of March 31, 1998, net unrealized depreciation for Federal income tax purposes amounted to $8,865,757, of which $2,077,762 related to appreciated securities and $10,943,519 related to depreciated securities.

      See Notes to Financial Statements.

CMA MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1998

Investment Income (Note 1d):
Interest and amortization of premium and discount earned ......                        $ 2,568,298,224
Expenses:
Investment advisory fees (Note 2) .............................  $   170,196,721
Distribution fees (Note 2) ....................................       55,763,388
Transfer agent fees (Note 2) ..................................       17,058,436
Registration fees (Note 1e) ...................................        6,658,679
Interest expense (Note 4) .....................................        3,122,526
Accounting services (Note 2) ..................................        1,371,794
Custodian fees ................................................        1,029,083
Printing and shareholder reports ..............................          628,881
Professional fees .............................................          112,357
Trustees' fees and expenses ...................................          100,634
Other .........................................................          314,350
                                                                 ---------------
Total expenses ................................................                            256,356,849
                                                                                       ---------------
Investment income--net ........................................                          2,311,941,375
Realized Gain on Investments--Net (Note 1d) ...................                              5,277,494

Change in Unrealized Depreciation on Investments--Net .........                             15,324,920
                                                                                       ---------------
Net Increase in Net Assets Resulting from Operations ..........                        $ 2,332,543,789
                                                                                       ===============

See Notes to Financial Statements.

CMA MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 For the Year Ended March 31,
                                                                           ---------------------------------------
Increase (Decrease) in Net Assets:                                                1998                 1997
------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net .................................................   $   2,311,941,375    $   1,860,190,714
Realized gain on investments--net ......................................           5,277,494            7,267,457
Change in unrealized depreciation on investments--net ..................          15,324,920           (7,046,015)
                                                                           -----------------    -----------------
Net increase in net assets resulting from operations ...................       2,332,543,789        1,860,412,156
                                                                           -----------------    -----------------
Dividends & Distributions to Shareholders (Note 1f):
Investment income--net .................................................      (2,311,941,375)      (1,860,190,714)
Realized gain on investments--net ......................................          (5,277,494)          (7,267,457)
                                                                           -----------------    -----------------
Net decrease in net assets resulting from dividends and distributions
to shareholders ........................................................      (2,317,218,869)      (1,867,458,171)
                                                                           -----------------    -----------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares .......................................     202,384,030,927      157,862,710,322
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1f) ....................................................       2,312,393,811        1,863,526,563
                                                                           -----------------    -----------------
                                                                             204,696,424,738      159,726,236,885
Cost of shares redeemed ................................................   (195,772,722,923)    (154,657,296,361)
                                                                           -----------------    -----------------
Net increase in net assets derived from beneficial interest transactions       8,923,701,815        5,068,940,524
                                                                           -----------------    -----------------
Net Assets:
Total increase in net assets ...........................................       8,939,026,735        5,061,894,509
Beginning of year ......................................................      41,984,752,867       36,922,858,358
                                                                           -----------------    -----------------
End of year ............................................................   $  50,923,779,602    $  41,984,752,867
                                                                           =================    =================

See Notes to Financial Statements.

CMA MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have
been derived from information provided in the
financial statements.                                                For the Year Ended March 31,
                                          ---------------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:          1998            1997            1996            1995            1994
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year ....   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                          -----------     -----------     -----------     -----------     -----------
Investment income-- net ...............         .0512           .0490           .0529           .0437           .0276
Realized and unrealized gain (loss) on
investments-- net .....................         .0004              --           .0003           .0005          (.0005)
                                          -----------     -----------     -----------     -----------     -----------
Total from investment operations ......         .0516           .0490           .0532           .0442           .0271
                                          -----------     -----------     -----------     -----------     -----------
Less dividends and distributions:
  Investment income-- net .............        (.0512)         (.0490)         (.0529)         (.0437)         (.0276)
  Realized gain on investments-- net ..        (.0001)         (.0002)         (.0006)         (.0003)         (.0003)
                                          -----------     -----------     -----------     -----------     -----------
Total dividends and distributions .....        (.0513)         (.0492)         (.0535)         (.0440)         (.0279)
                                          -----------     -----------     -----------     -----------     -----------
Net asset value, end of year ..........   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                          ===========     ===========     ===========     ===========     ===========
Total Investment Return ...............          5.26%           5.04%           5.49%           4.50%           2.82%
                                          ===========     ===========     ===========     ===========     ===========
Ratios to Average Net Assets:
Expenses, excluding interest expenses .           .56%            .55%             --              --              --
                                          ===========     ===========     ===========     ===========     ===========
Expenses ..............................           .57%            .56%            .56%            .56%            .55%
                                          ===========     ===========     ===========     ===========     ===========
Investment income and realized gain on
investments-- net .....................          5.13%           4.89%           5.35%           4.42%           2.79%
                                          ===========     ===========     ===========     ===========     ===========
Supplemental Data:
Net assets, end of year (in thousands)    $50,923,780     $41,984,753     $36,922,858     $29,066,762     $27,071,882
                                          ===========     ===========     ===========     ===========     ===========

See Notes to Financial Statements.

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no load, diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value.

For the purpose of valuation, the maturity of variable rate certificates of deposit, variable rate commercial paper, short-term corporate bond notes and variable rate corporate notes is deemed to be the next coupon date on which the interest rate is to be adjusted. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the bank or dealer agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income, including amortization of premium and discount, is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce,

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Fenner & Smith Inc. ("MLPF&S") receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it may establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

For the year ended March 31, 1998, the average amount outstanding was approximately $61,663,000, and the daily weighted average interest rate was 5.06%.

CMA MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
CMA Money Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Money Fund as of March 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Money Fund at March 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche llp
Princeton, New Jersey
May 6, 1998

Officers and Trustees

Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Kevin J. McKenna--Senior Vice President
Joseph T. Monagle Jr.--Senior Vice President
Donald C. Burke--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*     For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
      262-4636].

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.

CMA Money Fund
Box 9011
Princeton, NJ 08543-9011                                            #11213--3/98

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